Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Taxes for Domestic and Foreign Operations

Income (loss) before income taxes for domestic and foreign operations consisted of the following:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Domestic operations	$747,090	$984,095	$158,690
Foreign operations	213,700	273,494	(1,201,539)
	$960,790	$1,257,589	$(1,042,849)

Schedule of Benefit (Provision) for Income Taxes Attributable to Income (Loss) Before Income Taxes

The benefit (provision) for income taxes attributable to income (loss) before income taxes is as follows:

	Year Ended December 31,
	2017	2016	2015
Federal:	(In thousands)
Current	$(120,980)	$(97,502)	$(13,540)
Deferred (excluding separate components)	204,713	(124,625)	279,031
Deferred – change in enacted rates	987,942	—	—
Deferred – valuation allowance	101,443	222,688	(247,867)
Other noncurrent	1,356	3,608	(590)
Benefit for federal income taxes	1,174,474	4,169	17,034
State:
Current	(6,798)	4,069	(1,840)
Deferred (excluding separate components)	(25,233)	2,313	(2,768)
Deferred – operating loss carryforward	44,242	(16,024)	(2,263)
Deferred – valuation allowance	(40,078)	23,058	(4,465)
Other noncurrent	(3,876)	(2,901)	7,153
Benefit (provision) for state income taxes	(31,743)	10,515	(4,183)
Foreign:
Current	(470)	(2,015)	(2,127)
Deferred (excluding separate components)	(40,653)	(34,425)	(5,832)
Deferred – operating loss carryforward	4,688	2,988	10,472
Deferred – valuation allowance	21,098	(2,975)	(9,959)
Provision for foreign income taxes	(15,337)	(36,427)	(7,446)
	$1,127,394	$(21,743)	$5,405

Schedule of Reconciliation of the Federal Income Tax Statutory Rate and the Company's Effective Tax Rate

A reconciliation of the federal income tax statutory rate and the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2017	2016	2015

Federal income tax statutory rate	35.0%	35.0%	35.0%
Change in enacted rates	(102.7)	—	—
Foreign tax credit	(70.3)	(10.6)	63.9
Repatriation of foreign earnings	35.4	5.2	(32.1)
Foreign goodwill impairment	—	—	(49.3)
Federal valuation allowance	(10.6)	(17.7)	(23.8)
State taxes, net	2.4	—	—
Stock-based compensation	(2.1)	—	—
Gain on Borgata transaction	—	(5.4)	—
Foreign jurisdiction income/losses taxed at other than 35%	(4.9)	(3.8)	6.9
Permanent and other items	0.5	(1.0)	(0.2)
	(117.3)%	1.7%	0.5%

Schedule of Major Tax-Effected Components of the Company's Net Deferred Tax Liability

The major tax-effected components of the Company’s net deferred tax liability are as follows:

	December 31,
	2017	2016
Deferred tax assets – federal and state:	(In thousands)
Bad debt reserve	$25,432	$40,330
Deferred compensation	5,232	6,881
Net operating loss carryforward	46,702	9,669
Accruals, reserves and other	94,904	183,056
Investments in unconsolidated affiliates	84,188	152,476
Stock-based compensation	24,390	33,311
Tax credits	3,045,138	2,824,312
	3,325,986	3,250,035
Less: Valuation allowance	(2,462,272)	(2,510,140)
	863,714	739,895
Deferred tax assets – foreign:
Bad debt reserve	821	895
Net operating loss carryforward	76,909	72,788
Accruals, reserves and other	—	3,945
Stock-based compensation	4,423	3,830
	82,153	81,458
Less: Valuation allowance	(51,466)	(73,134)
	30,687	8,324
Total deferred tax assets	$894,401	$748,219
Deferred tax liabilities – federal and state:
Property and equipment	$(1,670,704)	$(2,657,230)
Long-term debt	(48,809)	(146,018)
Intangibles	(79,167)	(124,729)
	(1,798,680)	(2,927,977)
Deferred tax liabilities – foreign:
Accruals, reserves and other	(26,657)	—
Property and equipment	(16,277)	(4,691)
Intangibles	(348,162)	(352,051)
	(391,096)	(356,742)
Total deferred tax liability	$(2,189,776)	$(3,284,719)
Net deferred tax liability	$(1,295,375)	$(2,536,500)

Schedule of Reconciliation of the Beginning and Ending Amounts of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Gross unrecognized tax benefits at January 1	$14,026	$13,724	$31,143
Gross decreases - prior period tax positions	(2,280)	(3,375)	(14,158)
Gross increases - current period tax positions	6,842	3,677	1,222
Settlements with taxing authorities	—	—	(2,408)
Lapse in Statutes of Limitations	—	—	(2,075)
Gross unrecognized tax benefits at December 31	$18,588	$14,026	$13,724